Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
(Loss) Earnings Per Share [Abstract]
Net loss attributable to SunEdison Semiconductor Limited shareholders	$ (31.1)	$ (80.8)	$ (15.5)	$ (9.3)	$ (10.5)	$ (79.4)	$ 14.3	$ (14.6)	$ (136.7)	$ (90.2)	$ (57.7)
Weighted Average Number of Shares Outstanding, Basic									41.7	41.5	41.5
Weighted Average Number of Shares Outstanding, Diluted									41.7	41.5	41.5
Basic loss per share (see Note 10)	$ (0.76)	$ (1.93)	$ (0.37)	$ (0.22)	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (3.28)	$ (2.17)	$ (1.39)
Diluted loss per share (see Note 10)	$ (0.76)	$ (1.93)	$ (0.37)	$ (0.22)	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (3.28)	$ (2.17)	$ (1.39)